SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2013
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

16.                               SHARE INCENTIVE PLAN

On December 8, 2006, the Group adopted the 2006 share incentive plan (the “Plan”) which allows the Group to offer a variety of incentive awards to consultants and employees.  The Group reserved 7,000,000 ordinary shares in 2006 and 2007 for issuance under the Plan.  In December 2008, the total number of share issuable under the Plan was increased to 8,000,000 shares.

In 2011, 2012 and 2013, the Group granted 84,000, 154,926 and 1,036,500, respectively, restricted shares to employees.  No share options were granted in 2011, 2012 and 2013.

Share Options

The contractual term of the share options granted is generally ten years.  The majority of the share options granted vest 25% after the first year of service and ratably over the remaining 36-month period, and certain of the share options vest contingent upon meeting performance criteria set by the Company over a performance period ranging from 9 months to 48 months from the respective grant dates.  For the share options that would vest based on performance conditions, the performance criteria are linked to the employees’ job performance, and at the end of the performance period, the Company determines at its sole discretion whether each employee has met all performance criteria for the vesting of the share options.  The performance criteria do not affect the exercise price or factors other than vesting or exercisability.

No share options are granted to employees during the years ended December 31, 2011, 2012 and 2013.

A summary of share options under the Plan during the years ended December 31, 2011, 2012 and 2013 is presented below:

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2011	1,771,824	$4.13	7.34	$1.45
Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92

Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	$1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	$1.46
Forfeited	(70,276)	5.10		2.25

Outstanding as of December 31, 2013	1,418,420	$4.01	4.20	$1.33

Exercisable as of December 31, 2013	1,411,260	$4.40	4.21

Vested or expected to vest as of December 31, 2013	1,411,260	$4.40	4.21

The Company received proceeds of $92,840, $39,000 and $nil from exercise of share options by the employee during the years ended December 31, 2011, 2012 and 2013, respectively.

The aggregate intrinsic value of options outstanding, options exercisable and options vested or expected to vest as of December 31, 2013 was $nil, $nil, and $nil, respectively.

The aggregate intrinsic values of share options exercised during the years ended December 31, 2011 and 2012 were $230,732 and $78,216, respectively.

Restricted shares

A summary of restricted shares under the Plan during the years ended December 31, 2011, 2012 and 2013 is presented below:

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2011	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04

Outstanding as of December 31, 2011	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	$2.96
Granted	1,036,500	0.59
Forfeited	(181,251)	0.78
Vested	(194,200)	0.81

Outstanding as of December 31, 2013	1,104,400	$1.07

The fair value of restricted shares was determined to be the market value of the common shares on the date of grant.

Restricted shares are granted subject to certain restrictions.  The majority of the restricted shares generally vest 25% after the first year of service and rateably over the remaining 36-month period, and certain of the restricted shares vest based on certain performance conditions.  Included in the 1,036,500 restricted shares granted during 2013 are 118,500 restricted shares that would vest based on certain performance conditions.

The total share-based compensation expense in relation to options and restricted shares recognized in the statements of operations for the years ended December 31, 2011, 2012 and 2013 was $817,673, $668,654 and $814,290, respectively.

As of December 31, 2013, total unrecognized share-based compensation expenses related to non-vested share options and non-vested restricted shares granted under the Plan amounted to $541,076.  Such unrecognized expenses are expected to be recognized over 2.5 years.